Fair value measurement - Summary of movements in level 3 assets and liabilities (Detail) - At fair value [member] - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about movements in level 3 assets and liabilities [Line Items]
Balance Beginning	$ 1,168	$ 1,015
Losses recognized in profit or loss	236	153
Balance Ending	1,404	1,168
Level 3 [member]
Disclosure of detailed information about movements in level 3 assets and liabilities [Line Items]
Balance Beginning	1,168	1,015
Losses recognized in profit or loss	236	153
Balance Ending	$ 1,404	$ 1,168